Average Annual Total Returns - FidelitySeriesValueDiscoveryFund-PRO - FidelitySeriesValueDiscoveryFund-PRO - Fidelity Series Value Discovery Fund	Apr. 01, 2025
Fidelity Series Value Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.10%
Past 5 years	9.03%
Past 10 years	8.28%
Fidelity Series Value Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.89%
Past 5 years	7.40%
Past 10 years	6.66%
Fidelity Series Value Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.23%
Past 5 years	6.87%
Past 10 years	6.29%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%